Income Tax (Provision for Income Tax from Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 1,384	$ 901	$ 789
State and local	20	3	2
Foreign	36	74	176
Subtotal	1,440	978	967
Deferred:
Federal	315	538	(411)
Foreign	27	16	125
Subtotal	342	554	(286)
Current and Deferred:
Provision for income tax expense (benefit)	$ 1,782	$ 1,532	$ 681